FIDELITY

(REGISTERED TRADEMARK)

TARGET TIMELINE
SM
FUNDS - 1999, 2001, 2003
ANNUAL REPORT
JULY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUNDS HAVE DONE OVER TIME.

FUND TALK               15  THE MANAGERS' REVIEW OF THE FUNDS'
                            PERFORMANCE, STRATEGY AND OUTLOOK.

TARGET TIMELINE 1999    18  INVESTMENT CHANGES

                        19  INVESTMENTS

                        24  FINANCIAL STATEMENTS

TARGET TIMELINE 2001    28  INVESTMENT CHANGES

                        29  INVESTMENTS

                        33  FINANCIAL STATEMENTS

TARGET TIMELINE 2003    37  INVESTMENT CHANGES

                        38  INVESTMENTS

                        43  FINANCIAL STATEMENTS

NOTES                   47  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   50  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           51


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY TARGET TIMELINE 1999
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                     PAST 1  LIFE OF
                                                YEAR    FUND

TARGET TIMELINE 1999                            6.14%   12.99%

LB AGGREGATE BOND                               7.87%   17.73%

US TREASURY STRIPS (8/15/99 AND 11/15/99)       6.15%   12.85%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of US Treasury Strips maturing on 8/15/99 and 11/15/99, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                     PAST 1  LIFE OF
                                                YEAR    FUND

TARGET TIMELINE 1999                            6.14%   5.05%

LB AGGREGATE BOND                               7.87%   6.81%

US TREASURY STRIPS (8/15/99 AND 11/15/99)       6.15%   5.00%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Target Timeline 1999        LB Aggregate Bond
Avg US TreasStrip 1999
             00379                       LB001
F0092
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9843.43                     9838.79
    9854.02
  1996/03/31       9769.72                     9769.92
    9772.31
  1996/04/30       9723.18                     9715.21
    9719.40
  1996/05/31       9708.18                     9695.78
    9698.92
  1996/06/30       9814.54                     9825.70
    9801.69
  1996/07/31       9841.86                     9852.23
    9838.95
  1996/08/31       9849.03                     9835.48
    9846.73
  1996/09/30       9980.40                    10006.62
    9972.89
  1996/10/31      10147.46                    10228.77
   10138.67
  1996/11/30      10271.38                    10403.68
   10254.06
  1996/12/31      10218.33                    10306.92
   10216.80
  1997/01/31      10261.47                    10338.87
   10260.67
  1997/02/28      10277.69                    10364.72
   10275.66
  1997/03/31      10245.55                    10249.67
   10237.18
  1997/04/30      10340.73                    10403.42
   10334.51
  1997/05/31      10416.89                    10502.25
   10413.21
  1997/06/30      10502.40                    10627.23
   10491.90
  1997/07/31      10645.36                    10914.16
   10631.33
  1997/08/31      10644.63                    10821.39
   10629.48
  1997/09/30      10731.20                    10981.55
   10717.82
  1997/10/31      10820.68                    11140.78
   10806.15
  1997/11/30      10840.11                    11192.03
   10824.79
  1997/12/31      10906.08                    11305.07
   10898.70
  1998/01/31      11018.13                    11449.77
   11006.86
  1998/02/28      11032.85                    11440.61
   11014.65
  1998/03/31      11077.20                    11479.51
   11059.71
  1998/04/30      11131.38                    11539.21
   11117.36
  1998/05/31      11187.82                    11648.83
   11175.04
  1998/06/30      11241.97                    11747.84
   11230.90
  1998/07/31      11298.77                    11772.51
   11284.96
IMATRL PRASUN   SHR__CHT 19980731 19980811 141220 R00000000000033
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 1999 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1998, the value of the investment would be $11,299 a 12.99% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $11,773 - a 17.73% increase. If $10,000 was put in US Treasury Strips (8/15/99 and 11/15/99), it would be valued at $11,285 - a 12.85% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                   YEARS ENDED JULY 31,         FEBRUARY 8, 1996
                                                (COMMENCEMENT
                                                OF OPERATIONS) TO
                                                JULY 31,

                   1998                         1997   1996

DIVIDEND RETURNS   7.39%                        7.64%  3.12%

CAPITAL RETURNS    -1.25%                       0.52%  -4.70%

TOTAL RETURNS      6.14%                        8.16%  -1.58%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          5.79(CENTS)  33.94(CENTS)  68.86(CENTS)

ANNUALIZED DIVIDEND RATE     7.20%        7.20%         7.23%

30-DAY ANNUALIZED YIELD      5.63%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.47 over the past one month, $9.50 over the past six months, and $9.52 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.75%.
FIDELITY TARGET TIMELINE 2001
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                     PAST 1  LIFE OF
                                                YEAR    FUND

TARGET TIMELINE 2001                            6.74%   14.30%

LB AGGREGATE BOND                               7.87%   17.73%

US TREASURY STRIPS (8/15/01 AND 11/15/01)       7.13%   13.54%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of US Treasury Strips maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                     PAST 1  LIFE OF
                                                YEAR    FUND

TARGET TIMELINE 2001                            6.74%   5.54%

LB AGGREGATE BOND                               7.87%   6.81%

US TREASURY STRIPS (8/15/01 AND 11/15/01)       7.13%   5.26%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Target Timeline 2001        LB Aggregate Bond
Avg US TreasStrip 2001
             00381                       LB001
F0093
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9763.03                     9838.79
    9793.77
  1996/03/31       9659.03                     9769.92
    9644.16
  1996/04/30       9582.85                     9715.21
    9541.04
  1996/05/31       9558.77                     9695.78
    9502.61
  1996/06/30       9695.97                     9825.70
    9643.50
  1996/07/31       9711.59                     9852.23
    9646.86
  1996/08/31       9687.10                     9835.48
    9625.31
  1996/09/30       9868.61                    10006.62
    9810.59
  1996/10/31      10105.68                    10228.77
   10048.52
  1996/11/30      10290.56                    10403.68
   10225.78
  1996/12/31      10162.27                    10306.92
   10090.29
  1997/01/31      10193.78                    10338.87
   10132.73
  1997/02/28      10199.18                    10364.72
   10123.94
  1997/03/31      10092.01                    10249.67
   10008.01
  1997/04/30      10241.62                    10403.42
   10144.85
  1997/05/31      10328.56                    10502.25
   10236.50
  1997/06/30      10435.11                    10627.23
   10332.84
  1997/07/31      10708.33                    10914.16
   10598.38
  1997/08/31      10615.90                    10821.39
   10508.74
  1997/09/30      10755.43                    10981.55
   10650.93
  1997/10/31      10886.16                    11140.78
   10800.54
  1997/11/30      10890.55                    11192.03
   10803.23
  1997/12/31      10998.62                    11305.07
   10907.70
  1998/01/31      11174.41                    11449.77
   11089.66
  1998/02/28      11138.91                    11440.61
   11053.93
  1998/03/31      11178.45                    11479.51
   11084.93
  1998/04/30      11227.63                    11539.21
   11136.81
  1998/05/31      11314.08                    11648.83
   11224.42
  1998/06/30      11387.71                    11747.84
   11297.19
  1998/07/31      11429.77                    11772.51
   11353.77
IMATRL PRASUN   SHR__CHT 19980731 19980811 160126 R00000000000033
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1998, the value of the investment would be $11,430 - a 14.30% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $11,773 - a 17.73% increase. If $10,000 was put in US Treasury Strips (8/15/01 and 11/15/01), it would be valued at $11,354 - a 13.54% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                   YEARS ENDED JULY 31,          FEBRUARY 8, 1996
                                                 (COMMENCEMENT
                                                 OF OPERATIONS) TO
                                                 JULY 31,

                   1998                          1997    1996

DIVIDEND RETURNS   6.95%                         7.71%   3.12%

CAPITAL RETURNS    -0.21%                        2.55%   -6.00%

TOTAL RETURNS      6.74%                         10.26%  -2.88%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          5.56(CENTS)  31.79(CENTS)  64.86(CENTS)

ANNUALIZED DIVIDEND RATE     6.79%        6.65%         6.74%

30-DAY ANNUALIZED YIELD      5.70%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.64 over the past one month, $9.64 over the past six months, and $9.62 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.78%.
FIDELITY TARGET TIMELINE 2003
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                     PAST 1  LIFE OF
                                                YEAR    FUND

TARGET TIMELINE 2003                            8.00%   15.42%

LB AGGREGATE BOND                               7.87%   17.73%

US TREASURY STRIPS (8/15/03 AND 11/15/03)       8.25%   15.20%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of US Treasury Strips maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                     PAST 1  LIFE OF
                                                YEAR    FUND

TARGET TIMELINE 2003                            8.00%   5.96%

LB AGGREGATE BOND                               7.87%   6.81%

US TREASURY STRIPS (8/15/03 AND 11/15/03)       8.25%   5.88%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Target Timeline 2003        Avg US TreasStrip 2003
LB Aggregate Bond
             00383                       F0094
LB001
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9693.93                     9708.73
    9838.79
  1996/03/31       9591.28                     9547.53
    9769.92
  1996/04/30       9453.76                     9389.28
    9715.21
  1996/05/31       9397.89                     9332.02
    9695.78
  1996/06/30       9543.44                     9500.15
    9825.70
  1996/07/31       9546.95                     9506.25
    9852.23
  1996/08/31       9499.53                     9458.85
    9835.48
  1996/09/30       9710.09                     9672.82
   10006.62
  1996/10/31       9996.20                     9990.76
   10228.77
  1996/11/30      10250.02                    10224.62
   10403.68
  1996/12/31      10063.50                    10045.81
   10306.92
  1997/01/31      10067.43                    10049.62
   10338.87
  1997/02/28      10076.73                    10059.55
   10364.72
  1997/03/31       9908.59                     9860.12
   10249.67
  1997/04/30      10083.36                    10032.03
   10403.42
  1997/05/31      10173.92                    10155.86
   10502.25
  1997/06/30      10318.60                    10276.60
   10627.23
  1997/07/31      10686.53                    10641.95
   10914.16
  1997/08/31      10537.32                    10487.54
   10821.39
  1997/09/30      10729.76                    10674.78
   10981.55
  1997/10/31      10925.09                    10878.10
   11140.78
  1997/11/30      10951.69                    10894.91
   11192.03
  1997/12/31      11083.92                    11030.18
   11305.07
  1998/01/31      11251.45                    11256.41
   11449.77
  1998/02/28      11231.70                    11186.85
   11440.61
  1998/03/31      11264.21                    11213.62
   11479.51
  1998/04/30      11317.47                    11270.93
   11539.21
  1998/05/31      11419.40                    11376.38
   11648.83
  1998/06/30      11519.78                    11486.42
   11747.84
  1998/07/31      11541.62                    11520.01
   11772.51
IMATRL PRASUN   SHR__CHT 19980731 19980813 132724 R00000000000033
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by July 31, 1998, the value of the investment would be $11,542 - a 15.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $11,773 - a 17.73% increase. If $10,000 was put in US Treasury Strips (8/15/03 and 11/15/03), it would be valued at $11,520 - a 15.20% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                   YEARS ENDED JULY 31,          FEBRUARY 8, 1996
                                                 (COMMENCEMENT
                                                 OF OPERATIONS) TO
                                                 JULY 31,

                   1998                          1997    1996

DIVIDEND RETURNS   7.17%                         7.29%   3.07%

CAPITAL RETURNS    0.83%                         4.65%   -7.60%

TOTAL RETURNS      8.00%                         11.94%  -4.53%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JULY 31, 1998  PAST 1       PAST 6        PAST 1
                             MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE          5.86(CENTS)  33.90(CENTS)  67.00(CENTS)

ANNUALIZED DIVIDEND RATE     7.05%        7.00%         6.90%

30-DAY ANNUALIZED YIELD      5.77%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.78 over the past one month, $9.77 over the past six months, and $9.71 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 5.08%.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Investors worldwide flocked to the
perceived safe haven of U.S.
bonds amid a sharp sell-off in
Russian bonds, weakness in
overseas markets and concerns
about U.S. corporate profits. The
Lehman Brothers Aggregate Bond
Index - a broad gauge of the U.S.
taxable bond market - returned
7.87% during the 12-month period
that ended July 31, 1998. In the
fourth quarter of 1997 and the first
half of 1998, global market
volatility and low interest rates
were the main stories behind bond
market performance. As investors
moved assets from stocks and
riskier bonds to highly rated
corporate bonds and U.S.
Treasuries, bond yields - which
move in the opposite direction of
bond prices - fell to their lowest
levels in decades. The yield on
the benchmark 30-year bond fell
to 5.70% from 6.50% during the
period. The Lehman Brothers
Corporate Bond Index returned
7.35% for the past 12 months as
corporate bond investors
benefited from domestic
economic stability and high
demand for yield. The period
ended on a positive note for bonds
when the National Association of
Purchasing Management's July
index fell to 49.1, below the 49.8
reading expected. A reading above
50 indicates an expansion in the
manufacturing economy, while one
below 50 points to a contraction.
The report also indicated there
were no new signs of inflationary
pressure. Since inflation erodes
the value of fixed-income holdings
such as bonds, this was positive
news for bond investors.
NOTE TO SHAREHOLDERS: Effective July 13, 1998, Ford O'Neil became Portfolio Manager of Fidelity Target Timeline Funds 1999, 2001 and 2003. The following is an interview with Christine Thompson, who managed the funds during most of the period covered by this report, and Ford O'Neil, who gives his outlook and discusses his investment approach.
Q. HOW DID THE FUNDS PERFORM, CHRISTINE?
C.T. The funds performed in line with their investment objective. For the 12-month period that ended July 31, 1998, Target Timeline 1999, 2001 and 2003 had total returns of 6.14%, 6.74% and 8.00%, respectively. For the same period, U.S. Treasury Strips maturing at approximately the same times as the funds (August and November 1999, 2001 and 2003) averaged 6.15%, 7.13% and 8.25%, respectively. The Lehman Brothers Aggregate Bond Index had a 12-month return of 7.87%.
Q. HOW ARE THE FUNDS STRUCTURED TO PERFORM IN LINE WITH THEIR GOALS? C.T. The portfolios are structured so that their interest-rate sensitivity, and therefore their return patterns, will closely resemble that of a zero-coupon bond. A "zero" as it is known, is a security that doesn't make periodic interest payments like most bonds. Rather, it is sold at a discount to what its value will be at maturity. The average annual rate of return for a zero will approximate its yield at the time of purchase when it is held to maturity. Likewise, Target Timeline funds are managed so that investors' average annual rate of return is also approximately the yield on the portfolios at the time of purchase.
Q. HOW DOES THE MANAGEMENT OF THE FUNDS MAKE THEM DIFFER FROM THE LEHMAN BROTHERS AGGREGATE BOND INDEX?
C.T. Over time, the funds' duration characteristics - which measure their interest-rate sensitivity - may not resemble the Lehman Brothers Aggregate Bond Index. The investment objective of the funds is to control interest-rate sensitivity over a specific period of time, which is each fund's maturity date. Each fund's duration is managed to decline over time as the funds near maturity. In contrast, the Lehman Brothers Aggregate Bond Index measures the performance of the overall investment-grade bond market. Unlike the funds, the index is rebalanced monthly to include securities with more than one year to maturity.
Q. HOW DID CORPORATE BONDS - WHICH MADE UP THE BULK OF ALL THREE FUNDS
- PERFORM OVER THE PAST YEAR?
C.T. In the early months of the period, corporate bonds performed quite well relative to U.S. Treasuries. During that time, the yield spread between the corporate sector and the Treasury sector narrowed, meaning that the yield advantage of corporate securities over Treasuries diminished. As those spreads narrowed, the funds benefited not only from the additional yield that corporates still provided, but also from their price appreciation relative to Treasuries. But beginning last October, the spread relationship between corporate bonds and Treasury securities was more volatile. During periods over the past nine months when investors cheered news that a strong U.S. economy would continue to boost corporate profitability, the spread relationship further narrowed. Conversely, when economic turmoil in Asia dominated investor sentiment, spreads widened and corporates underperformed their Treasury counterparts. In those periods, investors became worried that corporate profitability could be curtailed. However, the yield advantage corporates offered throughout the year helped them to outpace Treasuries.
Q.  TURNING TO YOU FORD, WHAT'S YOUR OUTLOOK?
F.O. Compared to a year ago,  the spread - or the difference in yield
- between U.S. Treasuries and comparable corporate bonds has widened. I expect that given the economic challenges many areas of the globe now face, spreads will remain wide and valuation levels will also remain noticeably differentiated. With that in mind, I believe Fidelity's credit and qualitative research teams can uncover undervalued securities which can help the funds' returns.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FORD O'NEIL ON THE TECHNIQUE
USED TO MANAGE THE TARGET
TIMELINE FUNDS:
"Target Timeline funds employ an
investment technique known as
`horizon immunization.' That
strategy offsets two countervailing
risks - reinvestment risk and price
risk. Here's how it works: The funds'
predicted range of returns are based
on their yield-to-maturity - a
calculation that assumes that all
income received from the funds'
bond holdings will be reinvested at
the yield-to-maturity rate. In theory,
at least, that strategy works out
well. In practice, however, falling
interest rates usually mean that
the income stream from the funds'
holdings must be reinvested at
lower prevailing rates. On the
other hand, lower interest rates
cause the value of the underlying
securities to increase. The goal of
horizon immunization is to identify
a combination of securities so that
these reinvestment and price risks
offset one another over the life of
the investment."
(solid bullet) Fidelity anticipates closing
Target Timeline 1999 to new
accounts as of the close of business
on September 25, 1998. Current
shareholders will be able to make
additional purchases in their
existing accounts.
FUND FACTS
GOAL: definable return over the
life of the funds by investing
mainly in investment-grade
quality debt securities whose
average duration is
approximately equal to each
fund's maturity
FUND NUMBER: 379 (1999),
381(2001), 383 (2003)
TRADING SYMBOL: FTTAX (1999),
FTTBX (2001), FTARX (2003)
START DATE: February 8, 1996
SIZE: as of July 31, 1998,
more than $14 million, 1999
fund; more than $13 million,
2001 fund; more than
$19 million, 2003 fund
MANAGER: Ford O'Neil, since
July 1998; manager, Fidelity
Intermediate Bond Fund, since
July 1998; joined Fidelity
in 1990
(checkmark)
FIDELITY TARGET TIMELINE 1999






INVESTMENT CHANGES
QUALITY DIVERSIFICATION AS OF JULY 31, 1998

(MOODY'S RATINGS)                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                             INVESTMENTS   6 MONTHS AGO

AAA                                           16.0          21.2

AA                                            6.0           3.6

A                                             55.2          47.1

BAA                                           21.7          22.8

BA                                            0.0           2.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1998

                                                 6 MONTHS AGO

YEARS         1.3                                1.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1998

                                                 6 MONTHS AGO

YEARS          1.2                               1.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF JULY 31, 1998 * AS OF JANUARY 31, 1998 **

CORPORATE BONDS 74.0%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 13.7%
FOREIGN GOVERNMENT
OBLIGATIONS 4.8%
OTHER 6.4%
SHORT-TERM
INVESTMENTS 1.1%
CORPORATE BONDS 71.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 18.6%
FOREIGN GOVERNMENT
OBLIGATIONS 2.3%
OTHER 5.0%
SHORT-TERM
INVESTMENTS 3.0%
ROW: 1, COL: 1, VALUE: 1.6
ROW: 1, COL: 2, VALUE: 6.4
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 13.7
ROW: 1, COL: 5, VALUE: 73.5
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 5.0
ROW: 1, COL: 3, VALUE: 2.3
ROW: 1, COL: 4, VALUE: 18.6
ROW: 1, COL: 5, VALUE: 71.09999999999999

* FOREIGN INVESTMENTS 17.1%
** FOREIGN INVESTMENTS 11.5%
FIDELITY TARGET TIMELINE 1999




INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES
NONCONVERTIBLE BONDS - 74.0%

MOODY'S RATINGS                                             PRINCIPAL                VALUE (NOTE 1)
(UNAUDITED) (B)                                             AMOUNT

BASIC INDUSTRIES - 2.6%

CHEMICALS & PLASTICS - 2.6%

CBI Industries, Inc. 6.25% 6/30/00                A3        $ 365,000                $ 366,887

DURABLES - 0.7%

CONSUMER ELECTRONICS - 0.7%

Black & Decker Corp. 6.625% 11/15/00              Baa2       100,000                  101,250

ENERGY - 4.2%

OIL & GAS - 4.2%

Burlington Resources, Inc. 7.15% 5/1/99           A3         246,000                  248,303

Occidental Petroleum Corp. 6.25% 11/8/00          Baa3       101,000                  101,505

Texas Eastern Transmission Corp. 10.375%          A2         220,000                  239,620
11/15/00

                                                                                      589,428

FINANCE - 49.5%

BANKS - 33.7%

Banco LatinAmericano de Exporaciones SA 7%        Baa2       350,000                  353,213
9/24/99 (a)

Bank of Nova Scotia 9% 10/1/99                    A1         500,000                  516,950

Bank South Corp. 10.2% 6/1/99                     A1         200,000                  206,898

BanPonce Corp. 6.378% 4/8/99                      A3         150,000                  150,284

Chase Manhattan Corp. 10% 6/15/99                 A1         253,000                  261,825

Citicorp 9.75% 8/1/99                             A1         225,000                  233,044

First Hawaiian, Inc. 6.25% 8/15/00                Baa1       165,000                  164,602

First Interstate Bancorp 8.625% 4/1/99            A2         362,000                  368,259

First Security Corp. 7.875% 10/15/99              A3         450,000                  460,125

Florida National Banks, Inc. 9.875% 5/15/99       A2         376,000                  387,141

Kansallis-Osake-Pankki 6.375% 8/15/00             A2         250,000                  251,990

KeyCorp. 7.43% 3/28/00                            A1         150,000                  153,263

Midlantic Corp. 9.25% 9/1/99                      A2         318,000                  328,583

Republic of New York Corp. 9.75% 12/1/00          A1         125,000                  135,248

Shawmut National Corp. 8.625% 12/15/99            A3         497,000                  513,669

St. George Bank Ltd. yankee 6.875% 4/1/99 (a)     A3         200,000                  201,224

                                                                                      4,686,318

CREDIT & OTHER FINANCE - 11.4%

Aristar, Inc. 7.5% 7/1/99                         Baa1       549,000                  556,686

Beneficial Corp. 10.1% 11/27/00                   A2         75,000                   81,502

Chrysler Financial Corp. 9.5% 12/15/99            A2         383,000                  400,442

Greyhound Financial Corp. 6.65% 1/19/00           Baa1       165,000                  166,739

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                             PRINCIPAL                VALUE (NOTE 1)
(UNAUDITED) (B)                                             AMOUNT

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

Heller Financial, Inc. 7.875% 11/1/99             A3        $ 275,000                $ 280,959

Southwestern Bell Capital Corp. 6.75% 2/1/00      A2         100,000                  101,428

                                                                                      1,587,756

INSURANCE - 4.4%

SunAmerica, Inc. 6.2% 10/31/99                    Baa1       400,000                  400,756

Travelers Property Casualty Corp. 6.75% 9/1/99    A2         205,000                  206,687

                                                                                      607,443

TOTAL FINANCE                                                                         6,881,517

MEDIA & LEISURE - 3.8%

BROADCASTING - 2.2%

TCI Communications, Inc. 7.25% 6/15/99            Baa3       300,000                  303,162

ENTERTAINMENT - 1.6%

Disney (Walt) Co. 6.25% 6/21/99                   A2         225,000                  225,646

TOTAL MEDIA & LEISURE                                                                 528,808

NONDURABLES - 2.0%

TOBACCO - 2.0%

Philip Morris Companies, Inc. 9.25% 2/15/00       A2         270,000                  281,880

RETAIL & WHOLESALE - 2.7%

GENERAL MERCHANDISE STORES - 2.7%

Dayton Hudson Corp. 10% 12/1/00                   A3         340,000                  369,077

TECHNOLOGY - 2.2%

COMPUTERS & OFFICE EQUIPMENT - 2.2%

Comdisco, Inc. 7.75% 9/1/99                       Baa1       294,000                  299,380

TRANSPORTATION - 2.5%

AIR TRANSPORTATION - 1.6%

Delta Air Lines, Inc. 9.875% 5/15/00              Baa3       215,000                  228,386

RAILROADS - 0.9%

Burlington Northern, Inc. 7.4% 5/15/99            Baa2       125,000                  126,351

TOTAL TRANSPORTATION                                                                  354,737

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                             PRINCIPAL                VALUE (NOTE 1)
(UNAUDITED) (B)                                             AMOUNT

UTILITIES - 3.8%

GAS - 3.8%

Arkla, Inc. 8.875% 7/15/99                        Baa1      $ 210,000                $ 215,744

Sonat, Inc. 9.5% 8/15/99                          A3         300,000                  310,548

                                                                                      526,292

TOTAL NONCONVERTIBLE BONDS                                               10,299,256
(Cost $10,460,856)



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 13.7%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%

Financing Corp. stripped principal 0% 8/8/99                Aaa       311,000               293,920

State of Israel (guaranteed by U.S. Government              Aaa       175,000               179,398
through Agency for International Development)
7.75% 11/15/99

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                    473,318

U.S. TREASURY OBLIGATIONS - 10.3%

U.S. Treasury Notes:

6% 8/15/99                                                  Aaa       880,000               884,257

8.5% 2/15/00                                                Aaa       525,000               547,638

TOTAL U.S. TREASURY OBLIGATIONS                                                             1,431,895

TOTAL U.S. GOVERNMENT AND GOVERNMENT                                            1,905,213
AGENCY OBLIGATIONS
(Cost $1,894,765)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 4.8%



Export Development Corp. yankee 8.125%                        Aa2       500,000             511,250
8/10/99

Manitoba Province 7.93% 2/15/00                               A1        150,000             154,371

TOTAL FOREIGN GOVERNMENT AND                                                      665,621
GOVERNMENT AGENCY OBLIGATIONS
(Cost $680,065)



SUPRANATIONAL OBLIGATIONS - 4.6%

MOODY'S RATINGS                                      PRINCIPAL             VALUE (NOTE 1)
(UNAUDITED) (B)                                      AMOUNT

African Development Bank 9.3% 7/1/00        Aa1      $ 300,000             $ 317,628

European Investment Bank 10.125% 10/1/00    Aaa       300,000               325,182

TOTAL SUPRANATIONAL OBLIGATIONS                                   642,810
(Cost $659,154)


CERTIFICATES OF DEPOSIT - 1.8%



First National Bank of Maryland    A1      250,000        249,787
6.05% 10/28/99 (Cost $249,613)


CASH EQUIVALENTS - 1.1%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Treasury        $ 148,069                 148,000
obligations), in a joint trading account at 5.62%, dated
7/31/98 due 8/3/98

TOTAL INVESTMENT IN SECURITIES - 100%                                 $ 13,910,687
(Cost $14,092,453)


LEGEND
(a) Security exempt from registration under Rule 144A of the
Securities Act of 1933.  These securities may be resold in
transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $554,437 or 3.9% of net assets.
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        77.2%  AAA, AA, A    68.2%

Baa               21.7%  BBB           30.7%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:
 % OF FUND'S INVESTMENTS

United States of America    82.9%

Canada                      8.5

Multi-National              7.2

Australia                   1.4

TOTAL                       100.0%

Purchases and sales of securities, other than short-term securities, aggregated $7,574,809 and $5,530,402, respectively, of which U.S. government and government agency obligations aggregated $3,267,353 and $2,457,742, respectively.
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $14,092,952. Net unrealized depreciation aggregated $182,265, of which $28,591 related to appreciated investment securities and $210,856 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1999 approximately $25,000 of losses recognized during the period November 1, 1997 to July 31, 1998.
At July 31, 1998, the fund had a capital loss carryforward of approximately $86,000 of which $44,000 and $42,000 will expire on July 31, 2005 and 2006, respectively.
FIDELITY TARGET TIMELINE 1999

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                   JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE            $ 13,910,687
AGREEMENTS OF $148,000) (COST $14,092,453) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                 257

RECEIVABLE FOR FUND SHARES SOLD                                      2,956

INTEREST RECEIVABLE                                                  295,041

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS            6,614

 TOTAL ASSETS                                                        14,215,555

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                            $ 732

DISTRIBUTIONS PAYABLE                                        557

OTHER PAYABLES AND ACCRUED EXPENSES                          7,487

 TOTAL LIABILITIES                                                   8,776

NET ASSETS                                                          $ 14,206,779

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                     $ 14,491,779

UNDISTRIBUTED NET INVESTMENT INCOME                                  8,112

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                   (111,346)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS            (181,766)

NET ASSETS, FOR 1,501,009 SHARES OUTSTANDING                        $ 14,206,779

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER             $9.46
SHARE ($14,206,779 (DIVIDED BY) 1,501,009 SHARES)


STATEMENT OF OPERATIONS
                                                    YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                  $ 993,817
INTEREST

EXPENSES

MANAGEMENT FEE                                         $ 57,103

TRANSFER AGENT FEES                                     25,298

ACCOUNTING FEES AND EXPENSES                            60,024

NON-INTERESTED TRUSTEES' COMPENSATION                   49

CUSTODIAN FEES AND EXPENSES                             1,202

REGISTRATION FEES                                       16,173

AUDIT                                                   35,409

LEGAL                                                   1,607

REPORTS TO SHAREHOLDERS                                 1,847

MISCELLANEOUS                                           301

 TOTAL EXPENSES BEFORE REDUCTIONS                       199,013

 EXPENSE REDUCTIONS                                     (153,283)   45,730

NET INVESTMENT INCOME                                               948,087

REALIZED AND UNREALIZED GAIN (LOSS)                                 (24,050)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                (139,051)
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                     (163,101)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                    $ 784,986
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                 $ 130
CUSTODIAN CREDITS

 FMR REIMBURSEMENT                                                  153,153

                                                                   $ 153,283



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED    YEAR ENDED
                                                           JULY 31,      JULY 31,
                                                           1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 948,087     $ 716,343
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   (24,050)      (52,439)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (139,051)     104,719

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            784,986       768,623
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (947,475)     (709,625)

SHARE TRANSACTIONS                                          4,112,241     6,043,900
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              931,263       701,715

 COST OF SHARES REDEEMED                                    (2,871,463)   (1,930,601)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM       2,172,041     4,815,014
SHARE TRANSACTIONS

 REDEMPTION FEES                                            388           1,019

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,009,940     4,875,031

NET ASSETS

 BEGINNING OF PERIOD                                        12,196,839    7,321,808

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 14,206,779  $ 12,196,839
INCOME OF $8,112 AND $7,500, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       432,026       632,922

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    97,918        73,491

 REDEEMED                                                   (301,519)     (202,177)

 NET INCREASE (DECREASE)                                    228,425       504,236



FINANCIAL HIGHLIGHTS
                                                                 YEARS ENDED JULY 31,

                                                       1998                  1997      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.580               $ 9.530   $ 10.000

INCOME FROM INVESTMENT OPERATIONS                       .687 D                .724 D    .310
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.118)                .027      (.470)

 TOTAL FROM INVESTMENT OPERATIONS                       .569                  .751      (.160)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.689)                (.702)    (.310)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                .000                  .001      .000

NET ASSET VALUE, END OF PERIOD                         $ 9.460               $ 9.580   $ 9.530

TOTAL RETURN B, C                                       6.14%                 8.16%     (1.58)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 14,207              $ 12,197  $ 7,322

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .35% E                .35% E    .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           .35%                  .34% F    .34% A, F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    7.24%                 7.38%     6.88% A

PORTFOLIO TURNOVER RATE                                 43%                   80%       118% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.
FIDELITY TARGET TIMELINE 2001






INVESTMENT CHANGES
QUALITY DIVERSIFICATION AS OF JULY 31, 1998

(MOODY'S RATINGS)                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                             INVESTMENTS   6 MONTHS AGO

AAA                                           25.1          26.9

AA                                            10.6          11.3

A                                             38.6          31.1

BAA                                           24.1          29.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1998

                                                6 MONTHS AGO

YEARS        3.7                                4.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1998

                                                6 MONTHS AGO

YEARS        3.1                                3.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF JULY 31, 1998 * AS OF JANUARY 31, 1998 **

CORPORATE BONDS 59.0%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 22.7%
FOREIGN GOVERNMENT
OBLIGATIONS 13.6%
OTHER 3.1%
SHORT-TERM
INVESTMENTS 1.6%
CORPORATE BONDS 56.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 26.9%
FOREIGN GOVERNMENT
OBLIGATIONS 11.5%
OTHER 3.4%
SHORT-TERM
INVESTMENTS 1.4%
ROW: 1, COL: 1, VALUE: 1.6
ROW: 1, COL: 2, VALUE: 3.1
ROW: 1, COL: 3, VALUE: 13.6
ROW: 1, COL: 4, VALUE: 22.7
ROW: 1, COL: 5, VALUE: 59.0
ROW: 1, COL: 1, VALUE: 1.4
ROW: 1, COL: 2, VALUE: 3.4
ROW: 1, COL: 3, VALUE: 11.5
ROW: 1, COL: 4, VALUE: 26.9
ROW: 1, COL: 5, VALUE: 56.8

* FOREIGN INVESTMENTS 24.7%
** FOREIGN INVESTMENTS 19.2%
FIDELITY TARGET TIMELINE 2001




INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES
NONCONVERTIBLE BONDS - 59.0%

MOODY'S RATINGS                                           PRINCIPAL               VALUE (NOTE 1)
(UNAUDITED) (A)                                           AMOUNT

BASIC INDUSTRIES - 2.4%

CHEMICALS & PLASTICS - 2.4%

Praxair, Inc. 6.75% 3/1/03                      A3        $ 300,000               $ 305,031

ENERGY - 1.6%

OIL & GAS - 1.6%

Petro-Canada, Inc. yankee 8.6% 10/15/01         A3         190,000                 202,973

FINANCE - 36.3%

BANKS - 24.8%

Bank of New York, Inc. 7.875% 11/15/02          A2         136,000                 145,079

BankAmerica Corp. 7.5% 10/15/02                 A1         25,000                  26,258

BanPonce Financial Corp. 7.3% 6/5/02            A3         400,000                 413,788

Barclays Bank PLC yankee 5.95% 7/15/01          A1         100,000                 99,861

Barnett Banks, Inc. 9.83% 5/30/03               A2         160,000                 184,846

Capital One Bank 6.28% 2/20/01                  Baa3       150,000                 150,299

Central Fidelity Banks, Inc. 8.15% 11/15/02     A1         200,000                 215,182

Huntington Bancshares, Inc. 7.875% 11/15/02     Baa1       100,000                 105,855

Integra Financial Corp. 8.5% 5/15/02            A2         350,000                 375,326

Kansallis-Osake-Pankki 10% 5/1/02               A3         355,000                 399,187

Skandinaviska Enskilda Banken yankee 8.45%      A3         300,000                 321,729
5/15/02

Society National Bank 7.85% 11/1/02             A1         300,000                 319,095

Summit Bancorp 8.625% 12/10/02                  BBB+       250,000                 272,093

Wells Fargo & Co. 6.875% 4/15/03                A2         160,000                 164,437

                                                                                   3,193,035

CREDIT & OTHER FINANCE - 7.1%

Associates Corp. of North America 5.875%        Aa3        250,000                 248,470
7/15/02

Countrywide Funding Corp. 8.25% 7/15/02         Baa1       250,000                 266,613

Finova Capital Corp. 7.125% 5/1/02              Baa1       174,000                 179,060

Greyhound Financial Corp. 7.82% 1/27/03         Baa1       100,000                 106,841

Southwestern Bell Capital Corp. 7.36% 5/1/02    A2         100,000                 104,922

                                                                                   905,906

INSURANCE - 1.6%

Sun America, Inc. 6.58% 1/15/02                 Baa1       200,000                 203,546

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                           PRINCIPAL               VALUE (NOTE 1)
(UNAUDITED) (A)                                           AMOUNT

FINANCE - CONTINUED

SAVINGS & LOANS - 2.8%

Great Western Financial Corp. 8.6% 2/1/02       A3        $ 100,000               $ 107,247

Long Island Savings Bank FSB 7% 6/13/02         Baa3       250,000                 257,063

                                                                                   364,310

TOTAL FINANCE                                                                      4,666,797

RETAIL & WHOLESALE - 8.7%

GENERAL MERCHANDISE STORES - 8.7%

Dayton Hudson Corp.:

6.4% 2/15/03                                    A3         245,000                 247,867

9.75% 7/1/02                                    A3         75,000                  84,178

Federated Department Stores, Inc. 8.125%        Baa2       400,000                 424,460
10/15/02

Penney (J.C.), Inc. 7.25% 4/1/02                A2         350,000                 362,313

                                                                                   1,118,818

TRANSPORTATION - 2.6%

AIR TRANSPORTATION - 2.6%

Delta Air Lines, Inc. 8.5% 3/15/02              Baa3       311,000                 332,114

UTILITIES - 7.4%

ELECTRIC UTILITY - 1.6%

Philadelphia Electric Co. 7.125% 9/1/02         Baa1       205,000                 211,212

GAS - 5.0%

Columbia Gas System, Inc. 6.61% 11/28/02        A3         150,000                 151,616

Enron Corp. 9.875% 6/15/03                      Baa2       210,000                 240,066

Southwest Gas Corp. 9.75% 6/15/02               Baa2       225,000                 251,514

                                                                                   643,196

TELEPHONE SERVICES - 0.8%

GTE Corp. 9.1% 6/1/03                           Baa1       95,000                  106,008

TOTAL UTILITIES                                                                    960,416

TOTAL NONCONVERTIBLE BONDS                                             7,586,149
(Cost $7,611,820)



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 22.7%

MOODY'S RATINGS                                                      PRINCIPAL               VALUE (NOTE 1)
(UNAUDITED) (A)                                                      AMOUNT

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%

Financing Corp. stripped principal 0% 5/2/01                Aaa      $ 300,000               $ 257,421

U.S. TREASURY OBLIGATIONS - 20.7%

U.S. Treasury Notes 7.875% 8/15/01                          Aaa       2,500,000               2,660,145

TOTAL U.S. GOVERNMENT AND GOVERNMENT                                              2,917,566
AGENCY OBLIGATIONS
(Cost $2,901,077)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 13.6%



Canadian Government 6.125% 7/15/02                             Aa2       400,000               404,760

Irish Republic:

7.64% 1/2/02                                                   Aaa       210,000               220,809

yankee 8.625% 4/15/01                                          Aaa       85,000                90,593

Manitoba Province yankee 8% 4/15/02                            A1        400,000               425,936

Nova Scotia Province yankee 9.375% 7/15/02                     A3        275,000               306,457

Ontario Province yankee 7.375% 1/27/03                         Aa3       150,000               157,923

Swedish Kingdom yankee 0% 4/1/01                               Aa2       174,000               149,412

TOTAL FOREIGN GOVERNMENT AND                                                       1,755,890
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,749,043)


SUPRANATIONAL OBLIGATIONS - 3.1%



African Development Bank yankee 7.7%    Aa1       375,000        396,773
7/15/02 (Cost $390,137)


CASH EQUIVALENTS - 1.6%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Treasury        $ 212,100                 212,001
obligations), in a joint trading account at 5.62%, dated
7/31/98 due 8/3/98

TOTAL INVESTMENT IN SECURITIES - 100%                                 $ 12,868,379
(Cost $12,864,078)


LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        74.2%  AAA, AA, A    68.3%

Baa               22.0%  BBB           30.0%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:
 % OF FUND'S INVESTMENTS

United States of America     75.3%

Canada                       11.6

Sweden                       3.7

Finland                      3.1

Multi-National               3.1

Ireland                      2.4

United Kingdom               0.8

TOTAL                        100.0%

Purchases and sales of securities, other than short-term securities, aggregated $7,859,567 and $5,354,002, respectively, of which U.S. government and government agency obligations aggregated $5,324,066 and $4,878,715, respectively.
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $12,864,078. Net unrealized appreciation aggregated $4,301, of which $94,466 related to appreciated investment securities and $90,165 related to depreciated investment securities. At July 31, 1998, the fund had a capital loss carryforward of approximately $26,000 all of which will expire on July 31, 2005. FIDELITY TARGET TIMELINE 2001

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                   JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE             $ 12,868,379
AGREEMENTS OF $212,001) (COST $12,864,078) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                       4,070

INTEREST RECEIVABLE                                                   252,125

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS             2,548

 TOTAL ASSETS                                                         13,127,122

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                            $ 2,000

DISTRIBUTIONS PAYABLE                                        1,074

OTHER PAYABLES AND ACCRUED EXPENSES                          11,638

 TOTAL LIABILITIES                                                    14,712

NET ASSETS                                                           $ 13,112,410

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 13,129,421

UNDISTRIBUTED NET INVESTMENT INCOME                                   4,621

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                    (25,933)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             4,301

NET ASSETS, FOR 1,362,786 SHARES OUTSTANDING                         $ 13,112,410

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER              $9.62
SHARE ($13,112,410 (DIVIDED BY) 1,362,786 SHARES)



STATEMENT OF OPERATIONS
                                                       YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                     $ 830,810
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 51,036

TRANSFER AGENT FEES                                        22,197

ACCOUNTING FEES AND EXPENSES                               60,021

NON-INTERESTED TRUSTEES' COMPENSATION                      43

CUSTODIAN FEES AND EXPENSES                                1,260

REGISTRATION FEES                                          16,546

AUDIT                                                      29,711

LEGAL                                                      1,368

REPORTS TO SHAREHOLDERS                                    1,583

MISCELLANEOUS                                              293

 TOTAL EXPENSES BEFORE REDUCTIONS                          184,058

 EXPENSE REDUCTIONS                                        (143,099)   40,959

NET INVESTMENT INCOME                                                  789,851

REALIZED AND UNREALIZED GAIN (LOSS)                                    35,186
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                (53,731)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        (18,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                  $ 771,306
OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                    $ 24
CUSTODIAN CREDITS

 FMR REIMBURSEMENT                                                     143,075

                                                                      $ 143,099



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED    YEAR ENDED
                                                           JULY 31,      JULY 31,
                                                           1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 789,851     $ 602,268
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   35,186        (11,778)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (53,731)      237,390

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            771,306       827,880
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (789,859)     (601,248)

SHARE TRANSACTIONS                                          3,790,981     4,550,600
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              777,361       593,980

 COST OF SHARES REDEEMED                                    (1,815,356)   (1,174,224)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            2,752,986     3,970,356
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                            273           341

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,734,706     4,197,329

NET ASSETS

 BEGINNING OF PERIOD                                        10,377,704    6,180,375

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 13,112,410  $ 10,377,704
INCOME OF $4,621 AND $3,304, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       393,791       480,141

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    80,843        62,632

 REDEEMED                                                   (188,774)     (123,511)

 NET INCREASE (DECREASE)                                    285,860       419,262



FINANCIAL HIGHLIGHTS
                                                                    YEARS ENDED JULY 31,

                                                       1998                  1997      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.640               $ 9.400   $ 10.000

INCOME FROM INVESTMENT OPERATIONS                       .648 D                .690 D    .310
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (.019)                .240      (.600)

 TOTAL FROM INVESTMENT OPERATIONS                       .629                  .930      (.290)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.649)                (.690)    (.310)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                .000                  .000      .000

NET ASSET VALUE, END OF PERIOD                         $ 9.620               $ 9.640   $ 9.400

TOTAL RETURN B, C                                       6.74%                 10.26%    (2.88)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 13,112              $ 10,378  $ 6,180

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .35% E                .35% E    .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           .35%                  .34% F    .34% A, F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.75%                 7.31%     6.93% A

PORTFOLIO TURNOVER RATE                                 47%                   97%       93% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.
TARGET TIMELINE 2003






INVESTMENT CHANGES
QUALITY DIVERSIFICATION AS OF JULY 31, 1998

(MOODY'S RATINGS)                            % OF FUND'S   % OF FUND'S INVESTMENTS
                                             INVESTMENTS   6 MONTHS AGO

AAA                                           41.1          48.8

AA                                            5.8           6.3

A                                             23.5          15.5

BAA                                           28.3          25.0

BA                                            0.0           0.7


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JULY 31, 1998

                                                 6 MONTHS AGO

YEARS       6.5                                  7.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1998

                                                 6 MONTHS AGO

YEARS       5.0                                  5.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF JULY 31, 1998 * AS OF JANUARY 31, 1998 **

CORPORATE BONDS 54.3%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 40.1%
FOREIGN GOVERNMENT
OBLIGATIONS 4.3%
SHORT-TERM
INVESTMENTS 1.3%
CORPORATE BONDS 43.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 47.7%
FOREIGN GOVERNMENT
OBLIGATIONS 4.7%
SHORT-TERM
INVESTMENTS 3.7%
ROW: 1, COL: 1, VALUE: 54.3
ROW: 1, COL: 2, VALUE: 40.1
ROW: 1, COL: 3, VALUE: 4.3
ROW: 1, COL: 4, VALUE: 1.1
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 1, VALUE: 43.9
ROW: 1, COL: 2, VALUE: 47.7
ROW: 1, COL: 3, VALUE: 4.7
ROW: 1, COL: 4, VALUE: 3.7
ROW: 1, COL: 5, VALUE: 0.0

* FOREIGN INVESTMENTS 14.3%
** FOREIGN INVESTMENTS 14.2%
FIDELITY TARGET TIMELINE 2003




INVESTMENTS JULY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES
NONCONVERTIBLE BONDS - 54.3%

MOODY'S RATINGS                                            PRINCIPAL                VALUE (NOTE 1)
(UNAUDITED) (B)                                            AMOUNT

AEROSPACE & DEFENSE - 2.6%

DEFENSE ELECTRONICS - 2.6%

Raytheon Co. 6.5% 7/15/05                        Baa1      $ 500,000                $ 505,790

BASIC INDUSTRIES - 1.0%

CHEMICALS & PLASTICS - 1.0%

Praxair, Inc. 6.15% 4/15/03                      A3         200,000                  198,724

DURABLES - 2.1%

TEXTILES & APPAREL - 2.1%

Levi Strauss & Co. 7% 11/1/06 (a)                Baa2       400,000                  401,000

FINANCE - 31.0%

BANKS - 19.4%

Bayerische Landesbank Girozentrale yankee        Aaa        200,000                  203,134
6.375% 10/15/05

BankBoston, NA 8% 9/15/04                        A2         325,000                  351,276

First Security Corp. 7% 7/15/05                  Baa1       375,000                  389,550

First Tennessee National Corp. 6.75% 11/15/05    Baa1       200,000                  205,744

Merita Bank Ltd. yankee 6.5% 1/15/06             A3         150,000                  149,550

Midland Bank PLC yankee 7.625% 6/15/06           Aa3        300,000                  320,472

Signet Bank 7.8% 9/15/06                         A1         250,000                  273,165

Society National Bank 7.25% 6/1/05               A1         500,000                  528,200

Sovran Financial Corp. 9.25% 6/15/06             A1         125,000                  147,990

St. George Bank Ltd. yankee 7.15%                Baa1       500,000                  517,195
10/15/05 (a)

Swiss Bank Corp. 6.75% 7/15/05                   Aa1        500,000                  513,020

Union Planters Corp. 6.75% 11/1/05               Baa2       150,000                  152,112

                                                                                     3,751,408

CREDIT & OTHER FINANCE - 6.6%

Bank of Montreal 6.1% 9/15/05                    A1         125,000                  123,173

First Chicago NBD Corp. 7.25% 8/15/04            A2         395,000                  414,327

Fleet Financial Group, Inc. 7.125% 4/15/06       A3         375,000                  392,644

PNC Funding Corp. 7.75% 6/1/04                   A3         220,000                  235,332

Southwestern Bell Capital Corp. 7.13% 6/1/05     A2         100,000                  105,546

                                                                                     1,271,022

INSURANCE - 1.1%

URC Holdings Corp. 7.875% 6/30/06 (a)            Baa2       200,000                  212,950

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                VALUE (NOTE 1)
(UNAUDITED) (B)                                            AMOUNT

FINANCE - CONTINUED

SAVINGS & LOANS - 3.9%

Ahmanson (H.F.) & Co. 7.875% 9/1/04              Baa2      $ 700,000                $ 757,974

TOTAL FINANCE                                                                        5,993,354

MEDIA & LEISURE - 3.8%

BROADCASTING - 0.6%

Time Warner, Inc. 7.75% 6/15/05                  Baa3       111,000                  118,945

PUBLISHING - 2.0%

News America Holdings, Inc. 8.5% 2/15/05         Baa3       350,000                  386,344

RESTAURANTS - 1.2%

Darden Restaurants, Inc. 6.375% 2/1/06           Baa1       85,000                   81,227

Wendy's International, Inc. 6.35% 12/15/05       Baa1       150,000                  148,250

                                                                                     229,477

TOTAL MEDIA & LEISURE                                                                734,766

NONDURABLES - 2.6%

TOBACCO - 2.6%

Philip Morris Companies, Inc. 7% 7/15/05         A2         500,000                  512,630

RETAIL & WHOLESALE - 2.1%

GENERAL MERCHANDISE STORES - 2.1%

Dayton Hudson Corp. 7.5% 7/15/06                 A3         375,000                  401,306

TRANSPORTATION - 4.8%

AIR TRANSPORTATION - 1.0%

Delta Air Lines, Inc. 8.5% 3/15/02               Baa3       174,000                  185,813

RAILROADS - 3.8%

Canadian National Railway Co. 7% 3/15/04         Baa2       300,000                  308,682

Norfolk Southern Corp. 7.875% 2/15/04            Baa1       400,000                  429,472

                                                                                     738,154

TOTAL TRANSPORTATION                                                                 923,967

NONCONVERTIBLE BONDS - CONTINUED

MOODY'S RATINGS                                            PRINCIPAL                VALUE (NOTE 1)
(UNAUDITED) (B)                                            AMOUNT

UTILITIES - 4.3%

GAS - 2.3%

Columbia Gas System, Inc. 6.8% 11/28/05          A3        $ 150,000                $ 153,876

InterNorth, Inc. 9.625% 3/15/06                  Baa2       245,000                  291,947

                                                                                     445,823

TELEPHONE SERVICES - 2.0%

MCI Communications Corp. 7.5% 8/20/04            Baa2       360,000                  379,289

TOTAL UTILITIES                                                                      825,112

TOTAL NONCONVERTIBLE BONDS                                              10,496,649
(Cost $10,275,611)



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 40.1%



U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%

Fannie Mae 7.375% 3/28/05                                   Aaa       400,000                 433,436

Federal Farm Credit Bank:

7.26% 5/2/05                                                Aaa       500,000                 539,610

7.35% 3/24/05                                               Aaa       150,000                 162,468

Federal Home Loan Bank 9.5% 2/25/04                         Aaa       150,000                 176,204

Freddie Mac 8% 1/26/05                                      Aaa       100,000                 111,687

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                      1,423,405

U.S. TREASURY OBLIGATIONS - 32.7%

U.S. Treasury Bonds:

10.75% 8/15/05                                              Aaa       1,870,000               2,421,948

11.625% 11/15/04                                            Aaa       1,795,000               2,361,538

11.875% 11/15/03                                            Aaa       1,200,000               1,540,128

TOTAL U.S. TREASURY OBLIGATIONS                                                               6,323,614

TOTAL U.S. GOVERNMENT AND GOVERNMENT                                              7,747,019
AGENCY OBLIGATIONS
(Cost $7,768,944)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 4.3%

MOODY'S RATINGS                                                        PRINCIPAL             VALUE (NOTE 1)
(UNAUDITED) (B)                                                        AMOUNT

Ontario Province 7% 8/4/05                                    Aa3      $ 275,000             $ 289,715

Saskatchewan Province yankee 8% 7/15/04                       A3        500,000               544,700

TOTAL FOREIGN GOVERNMENT AND                                                        834,415
GOVERNMENT AGENCY OBLIGATIONS
(Cost $832,686)



CASH EQUIVALENTS - 1.3%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Treasury        $ 254,119                 254,000
obligations), in a joint trading account at 5.62%, dated
7/31/98 due 8/3/98

TOTAL INVESTMENT IN SECURITIES - 100%                                 $ 19,332,083
(Cost $19,131,241)


LEGEND
(a) Security exempt from registration under Rule 144A of the
Securities Act of 1933.  These securities may be resold in
transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,131,145 or 5.7% of net assets.
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        70.4%  AAA, AA, A    62.1%

Baa               28.3%  BBB           32.4%

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:
 % OF FUND'S INVESTMENTS

United States of America     85.7%

Canada                       6.6

Australia                    2.7

Switzerland                  2.6

United Kingdom               1.6

Finland                      0.8

TOTAL                        100.0%

Purchases and sales of securities, other than short-term securities, aggregated $16,906,010 and $10,775,803, respectively, of which U.S. government and government agency obligations aggregated $10,422,129 and $8,363,821, respectively.
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $19,144,075. Net unrealized appreciation aggregated $188,008, of which $267,909 related to appreciated investment securities and $79,901 related to depreciated investment securities.
The fund hereby designates approximately $9,500 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY TARGET TIMELINE 2003

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                    JULY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE             $ 19,332,083
AGREEMENTS OF $254,000) (COST $19,131,241) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                  280

RECEIVABLE FOR FUND SHARES SOLD                                       61,160

INTEREST RECEIVABLE                                                   393,515

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS             939

 TOTAL ASSETS                                                         19,787,977

LIABILITIES

DISTRIBUTIONS PAYABLE                                       $ 1,313

OTHER PAYABLES AND ACCRUED EXPENSES                          9,456

 TOTAL LIABILITIES                                                    10,769

NET ASSETS                                                           $ 19,777,208

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 19,454,945

UNDISTRIBUTED NET INVESTMENT INCOME                                   28,669

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                    92,752
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             200,842

NET ASSETS, FOR 2,028,488 SHARES OUTSTANDING                         $ 19,777,208

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER              $9.75
SHARE ($19,777,208 (DIVIDED BY) 2,028,488 SHARES)



STATEMENT OF OPERATIONS
                                                         YEAR ENDED JULY 31, 1998

INVESTMENT INCOME                                                     $ 1,195,802
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 71,666

TRANSFER AGENT FEES                                        30,960

ACCOUNTING FEES AND EXPENSES                               60,240

NON-INTERESTED TRUSTEES' COMPENSATION                      60

CUSTODIAN FEES AND EXPENSES                                1,476

REGISTRATION FEES                                          20,158

AUDIT                                                      31,388

LEGAL                                                      1,743

REPORTS TO SHAREHOLDERS                                    1,842

MISCELLANEOUS                                              131

 TOTAL EXPENSES BEFORE REDUCTIONS                          219,664

 EXPENSE REDUCTIONS                                        (162,308)   57,356

NET INVESTMENT INCOME                                                  1,138,446

REALIZED AND UNREALIZED GAIN (LOSS)                                    170,856
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                (69,477)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        101,379

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 1,239,825
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTIONS                                                    $ 205
CUSTODIAN CREDITS

 FMR REIMBURSEMENT                                                     162,103

                                                                      $ 162,308



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED    YEAR ENDED
                                                           JULY 31,      JULY 31,
                                                           1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 1,138,446   $ 714,934
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   170,856       12,474

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (69,477)      491,377

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            1,239,825     1,218,785
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (1,138,249)   (714,423)

SHARE TRANSACTIONS                                          11,946,066    10,023,642
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              1,120,445     704,303

 COST OF SHARES REDEEMED                                    (6,605,867)   (5,000,004)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            6,460,644     5,727,941
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                            3,551         1,697

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,565,771     6,234,000

NET ASSETS

 BEGINNING OF PERIOD                                        13,211,437    6,977,437

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 19,777,208  $ 13,211,437
INCOME OF $28,669 AND $1,038, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       1,226,446     1,066,648

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    115,195       74,936

 REDEEMED                                                   (678,796)     (530,748)

 NET INCREASE (DECREASE)                                    662,845       610,836



FINANCIAL HIGHLIGHTS
                                                                     YEARS ENDED JULY 31,

                                                       1998                  1997      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.670               $ 9.240   $ 10.000

INCOME FROM INVESTMENT OPERATIONS                       .670 D                .634 D    .307
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .078                  .428      (.762)

 TOTAL FROM INVESTMENT OPERATIONS                       .748                  1.062     (.455)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.670)                (.634)    (.306)

REDEMPTION FEES ADDED TO PAID IN CAPITAL                .002                  .002      .001

NET ASSET VALUE, END OF PERIOD                         $ 9.750               $ 9.670   $ 9.240

TOTAL RETURN B, C                                       8.00%                 11.94%    (4.53)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 19,777              $ 13,211  $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .35%E                 .35%E     .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           .35%                  .34%F     .34% A, F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    6.92%                 6.76%     6.93% A

PORTFOLIO TURNOVER RATE                                 67%                   83%       180% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR THE PERIOD FEBRUARY 8, 1996 (COMMENCEMENT OF OPERATIONS) TO JULY
31, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The target dates for Target Timeline 1999, Target Timeline 2001 and Target Timeline 2003 are September 30, 1999, 2001 and 2003, respectively. On those dates, the respective funds will mature. Target Timeline 1999 is expected to close to new accounts as of the close of business of the New York Stock Exchange on September 25, 1998. Current shareholders of Target Timeline 1999 will be able to continue to purchase shares in accounts existing on that date. The funds' Board of Trustees anticipates closing Target Timeline 2001 and Target Timeline 2003 to new accounts approximately one year prior to the target date of each fund and expect to liquidate each fund within one month after the fund's target date. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period.
Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the funds, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets for each fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of the average net assets of each fund.
ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets.
In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares of the following funds:
BENEFICIAL INTEREST
FUND                           % OWNERSHIP
Fidelity Target Timeline 1999  28.02%
Fidelity Target Timeline 2001  32.21%
Fidelity Target Timeline 2003  20.71%
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Boston Street Trust and the Shareholders of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (funds of Fidelity Boston Street Trust) at July 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Boston Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
PricewaterhouseCoopers LLP
Boston, Massachusetts
September 10, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Target Timeline 2003 voted to pay on September 8, 1998, to shareholders of record at the opening of business on September 4, 1998, a distribution of $.05 per share derived from capital gains realized from sales of portfolio securities.
The following percentages of the dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax:
Target Timeline 1999 8.16%
Target Timeline 2001 24.60%
Target Timeline 2003 45.48%
The funds will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income Fund
Ginnie Mae Fund
Government Securities Fund
High Income Fund
Intermediate Bond Fund
Intermediate Government
 Income Fund
Investment Grade Bond Fund
New Markets Income Fund
Short-Intermediate Government Fund
Short-Term Bond Fund
Spartan(registered trademark) Ginnie Mae Fund
Spartan Government Income Fund
Spartan Investment Grade Bond Fund
Spartan Short-Intermediate Government Fund
Spartan Short-Term Bond Fund
Strategic Income Fund
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE